Collateral and contractual commitments for the acquisition of property, plant and equipment, loans to customers and other (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Collateral and Contractual Commitments for Acquisition of Property, Plant And Equipment, Loans to Customers and Other

Million US dollar	31 December 2024	31 December 2023

Collateral given for own liabilities	240	277

Contractual commitments to purchase property, plant and equipment	257	641

Contractual commitments to acquire loans to associates/customers	57	59

Other commitments	1 684	1 846